UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, DC 20549 FORM N-PX ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number :	811-4524

Name of Registrant:	Putnam Global Income Trust

Address of Principal Executive Offices:	One Post Office Square
Boston, Massachusetts 02109

Name and address of agent of service:	James P. Pappas, Vice President
Putnam Global Income Trust
One Post Office Square
Boston, Massachusetts 02109

CC:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199-3600

Registrant's telephone number including area code:	(617) 292-1000

Date of fiscal year end:	10/31/11

Date of reporting period:	07/01/2011 - 06/30/2012

Registrant :	Putnam Global Income Trust
Fund Name :	Putnam Global Income Trust
Date of fiscal year end:	10/31/2011

Aon Corporation
	Ticker	Security ID:	Meeting Date		Meeting Status
	AON	CUSIP 037389AK9	05/18/2012		Voted
	Meeting Type	Country of Trade
	Annual	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1	Elect Lester Knight	Mgmt	For	For	For
	2	Elect Gregory Case	Mgmt	For	For	For
	3	Elect Fulvio Conti	Mgmt	For	For	For
	4	Elect Cheryl Francis	Mgmt	For	For	For
	5	Elect Edgar Jannotta	Mgmt	For	For	For
	6	Elect J. Michael Losh	Mgmt	For	Against	Against
	7	Elect Robert Morrison	Mgmt	For	For	For
	8	Elect Richard Myers	Mgmt	For	For	For
	9	Elect Richard Notebaert	Mgmt	For	For	For
	10	Elect Gloria Santona	Mgmt	For	For	For
	11	Elect Carolyn Woo	Mgmt	For	For	For
	12	Ratification of Auditor	Mgmt	For	For	For
	13	Advisory Vote on Executive Compensation	Mgmt	For	For	For

Any ballot marked 'Abstain' is considered to have been voted. Ballots marked 'Abstain' are considered to have been voted against management's recommendation if management's recommendation is 'For' or 'Against,' and for management’s recommendation if management’s recommendation is ‘Abstain.’ Where management has recommended that shareholders 'Abstain' from voting on a ballot item, a ballot marked 'For' or 'Against' is considered to have been voted against management's recommendation to 'Abstain.'
Where management has made no recommendation on a ballot item, 'N/A' is used to indicate that there is no management recommendation that a shareholder may vote 'For' or 'Against.'

SIGNATURES
Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Putnam Global Income Trust

By:	/s/ Jonathan S. Horwitz

Name:	Jonathan S. Horwitz

Title:	Executive Vice President, Principal Executive Officer and Compliance Liaison

Date:	August 8, 2012